Supplemental Cash Flow Disclosures - Summary of Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash provided by (used in):
Accounts receivable	$ (5,815)	$ 9,339		$ (2,037)
Biological assets	533	3,829		13,789
Inventory	4,243	(18,318)		(12,315)
Prepaid expenses and deposits	5,782	(3,922)		2,280
Investments	918	(402)
Right of use assets	(17,510)
Property, plant and equipment	38	(305)
Accounts payable and accrued liabilities	(27,864)	9,665		(20,793)
Lease liabilities	19,296
Changes in non cash working capital	(20,379)	(114)		(19,076)
Changes in non-cash working capital relating to:
Operating	(22,073)	150	[1]	(5,259)
Investing	74	(612)	[1]	(11,319)
Financing	1,620	348	[1]	(2,498)
Changes in non cash working capital	$ (20,379)	$ (114)		(19,076)
Cash interest paid				$ 6,094

[1]	Adjustment to provisional amounts — refer to note 5(b).